Supplemental Consolidated Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplemental Consolidated Balance Sheet Information [Abstract]
Supplemental Consolidated Balance Sheet Information

Note 3 — Supplemental Consolidated Balance Sheet Information

Accounts Receivable

Accounts receivable consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Accounts receivable, gross	$3,722	$5,675
Less allowance for credit losses	(2,535)	(4,605)
Accounts receivable, net	$1,187	$1,070

The changes in the allowance for credit losses accounts consisted of the following:

(In thousands)	Nine months ended September 30, 2023	Year ended December 31, 2022
Allowance for credit losses – beginning of period	$4,605	$1,415
(Recovery of) allowance for credit losses	(983)	4,928
Write-offs of uncollectible accounts	(1,087)	(1,510)
Other adjustments	—	(228)
Allowance for credit losses – end of period	$2,535	$4,605

The Company recognized a net recovery of bad debt income of $0.4 million, relative to a bad debt expense of $0.4 million, for the three months ended September 30, 2023 and 2022, respectively, and a net recovery of bad debt of $1.0 million, relative to a bad debt expense of $1.9 million, for the nine months ended September 30, 2023 and 2022, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Legal settlement receivables	$1,206	$—
Prepaid insurance	669	219
Prepaid expenses, other	124	230
Prepaid software	44	129
Prepaid materials	33	45
Deferred issuance costs, net	—	463
Other receivables, other	60	424
Total prepaid expenses and other current assets	$2,136	$1,510

Property and Equipment, Net

Property and equipment, net consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Leased equipment	$4,465	$602
Leasehold improvements	1,123	1,111
Machinery and equipment	904	1,049
Software	606	606
Computer and office equipment	588	627
Research and development laboratory equipment	183	260
Furniture and fixtures	116	504
Trade show assets	79	78
Vehicles	73	136
Total property and equipment, gross	8,137	4,973
Accumulated depreciation	(2,695)	(2,372)
Construction in progress	2,943	7,443
Total property and equipment, net	$8,385	$10,044

Depreciation expense for the three months ended September 30, 2023 and 2022 was $0.5 million and $0.4 million, respectively, and $1.5 million and $1.2 million for the nine months ended September 30, 2023 and 2022, respectively. Depreciation expense is recorded within general and administrative expenses, research and development expenses, and selling and marketing expenses depending on the nature of the property and equipment depreciated.

Other Non-Current Assets

Other non-current assets consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Security deposits	$141	$153
Long-term deferred commissions expense	—	173
Total other non-current assets	$141	$326

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Sales tax payable(1)	$6,019	$5,950
Accrued acquisition liabilities(2)	2,180	3,502
Accrued construction costs	1,540	2,669
Accrued interest expense	1,041	240
Compensation related fees	944	2,285
Accrued warranty expenses	585	553
Accrued professional fees	443	313
Accrued inventory purchases	63	569
Accrued consulting fees	9	20
Financing lease liabilities	—	152
Other current liabilities	—	127
Total accrued expenses and other current liabilities	$12,824	$16,380

(1)      Sales tax payable primarily represents identified sales and use tax liabilities arising from our acquisition of Precision and Cascade. These amounts are included as part of our initial purchase price allocations and are the subject matter of an indemnification claim under the Precision and Cascade acquisition agreement.

(2)      Accrued acquisition liabilities includes both the contingent consideration and the value of held back Common Stock associated with the 2022 acquisition of Lab Society and the 2021 acquisitions of Precision, Cascade and PurePressure.

Accrued Warranty Costs

The following table summarizes the activity related to the Company’s accrued liability for estimated future warranty costs:

(In thousands)	September 30, 2023	December 31, 2022
Warranty accrual – beginning of period	$553	$398
Liabilities accrued for warranties issued during the period	230	264
Warranty accruals paid during the during	(198)	(109)
Warranty accrual – end of period	585	553

Note 3 — Supplemental Consolidated Balance Sheet Information

Accounts Receivable

Accounts receivable consisted of the following as of December 31, 2022 and 2021:

(In thousands)	December 31, 2022	December 31, 2021
Accounts receivable, gross	$5,675	$8,637
Less allowance for doubtful accounts	(4,605)	(1,415)
Accounts receivable, net	$1,070	$7,222

NEIA, a related party, accounted for $3 thousand and $3.5 million of the Company’s accounts receivable, net as of December 31, 2022 and 2021, respectively.

The changes in the allowance for doubtful accounts consisted of the following:

	Year Ended December 31,
(In thousands)	2022	2021
Allowance for doubtful accounts – beginning of period	$1,415	$54
Provision for doubtful accounts	3,418	1,187
Other adjustments	(228)	174
Allowance for doubtful accounts – end of period	$4,605	$1,415

Bad debt expense was $3.4 million and $1.2 million for the years ended December 31, 2022 and 2021, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2022 and 2021:

(In thousands)	December 31, 2022	December 31, 2021
Other receivables	$424	$86
Prepaid expenses, other	230	541
Prepaid insurance	219	492
Deferred issuance costs	463	—
Prepaid software	129	173
Prepaid materials	45	—
Other note receivables(1)	—	807
Deferred costs	—	353
Total prepaid expenses and other current assets	$1,510	$2,452

____________

(1)      Other note receivables relate to the current portion of one of its loan receivable balances related to the total turn-key solution (“TTK Solution”) program.

Property and Equipment, Net

Property and equipment, net consisted of the following as of December 31, 2022 and 2021:

(In thousands)	December 31, 2022	December 31, 2021
Leasehold improvements	$1,111	$841
Machinery and equipment	1,049	898
Software	606	174
Computer and office equipment	627	473
Leased equipment	602	619
Furniture and fixtures	504	385
Research and development laboratory equipment	260	163
Vehicles	136	143
Trade show assets	78	80
Total property and equipment, gross	4,973	3,776
Accumulated depreciation	(2,372)	(780)
Construction in progress	7,443	3,236
Total property and equipment, net	$10,044	$6,232

Depreciation expense for the years ended December 31, 2022 and 2021 was $1.7 million and $655 thousand, respectively.

Other Non-Current Assets

Other non-current assets consisted of the following as of December 31, 2022 and 2021:

(In thousands)	December 31, 2022	December 31, 2021
Long-term deferred commissions expense	$173	1,101
Security deposits	153	83
Total other non-current assets	$326	$1,184

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2022 and 2021:

(In thousands)	December 31, 2022	December 31, 2021
Sales tax payable(1)	$5,950	$5,290
Accrued acquisition liabilities(2)	3,502	9,198
Accrued construction costs	2,669	8,803
Compensation related fees	2,285	3,491
Accrued inventory purchases	569	201
Accrued warranty costs	553	398
Accrued professional fees	313	1,179
Accrued interest expense	240	—
Financing lease liabilities	152	156
Other current liabilities	147	48
Total accrued expenses and other current liabilities	$16,380	$28,764

____________

(1)      Sales tax payable primarily represents identified sales and use tax liabilities arising from the acquisition of Precision and Cascade. These amounts are included as part of the initial purchase price allocations and are the subject matter of an indemnification claim under the Precision and Cascade acquisition agreement.

(2)      Accrued acquisition liabilities include both the contingent consideration and the value of held-back Common Stock associated with the 2022 acquisition of Lab Society and the 2021 acquisitions of PurePressure, Cascade, and Precision.

Accrued Warranty Costs

The following table summarizes the activity related to the Company’s accrued liability for estimated future warranty costs:

	Year Ended December 31,
(In thousands)	2022	2021
Warranty accrual – beginning of period	$398	$—
Liabilities accrued for warranties issued during period	155	398
Warranty accrual – end of period	$553	$398